Income tax / (expense) (Details) € in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2021	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	€ 0
Unused tax losses with no expiration date	€ 339,274			€ 339,274
Unused tax losses subject to expiration		€ 5,114		€ 5,114	$ 5,727	$ 5,727
Expiration period		20 years
Forecast
Disclosure Of Income Tax [Line Items]
Applicable tax rate			0.00%